Accruals and Other Payables	6 Months Ended
Sep. 30, 2025
Accruals and Other Payables [Abstract]
Accruals and other payables

8. Accruals and other payables

Components of accruals and other payables are as follows as of September 30, 2025 and March 31, 2025:

	March 31, 2025	September 30, 2025	September 30, 2025
	HK$	HK$	US$
		(Unaudited)	(Unaudited)
Accruals	877,685	534,397	68,681
Other payables	—	142,240	18,281
	877,685	676,637	86,962